Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Transactions and Balances with Related Parties	Transactions and balances with related parties
	Year ended December 31
	2025	2024
General and administrative expenses:
Directors and Officers compensation (*)	748	445
(*) Share base compensation	178	11

Financing:
Financing expense	8	8
	As of December 31,
	2025	2024

Other accounts liabilities	117	43
Loans	330	322